Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 8.1%
Cogent Communications Holdings, Inc.	20,685	$1,315,773
KT Corp. (South Korea)(1)	112,594	1,459,218
Mobile TeleSystems PJSC (Russia)(1)	193,601	1,479,112
Orange SA (France)(1)(2)	143,469	1,677,153
PLDT, Inc. (Philippines)(1)	41,268	1,509,583
Shenandoah Telecommunications Co.	57,163	1,301,602
SK Telecom Co., Ltd. (South Korea)(1)	31,893	836,872
TELUS Corp. (Canada)	65,417	1,539,262
Total Communication Services		11,118,575
Consumer Staples - 1.1%
Alico, Inc.	42,694	1,535,703
Energy - 15.0%
BP Midstream Partners LP	99,246	1,742,760
Cheniere Energy Partners LP	37,294	1,836,357
Coterra Energy, Inc.	77,135	1,689,256
Delek Logistics Partners LP	34,441	1,542,957
Enbridge, Inc. (Canada)	40,554	1,714,218
Falcon Minerals Corp.	328,307	1,697,347
Hess Midstream LP Class A	56,960	1,672,346
Kinder Morgan, Inc.	97,820	1,698,155
North American Construction Group Ltd. (Canada)	105,767	1,517,756
Petroleo Brasileiro SA (Brazil)(1)	142,348	1,900,346
TC Energy Corp. (Canada)	32,607	1,684,151
Williams Cos., Inc. (The)	59,303	1,775,532
Total Energy		20,471,181

Financials - 1.1%
Arbor Realty Trust, Inc.	84,879	1,486,231

Materials - 27.4%
Agnico Eagle Mines Ltd. (Canada)(2)	29,142	1,392,405
Alamos Gold, Inc. Class A (Canada)	204,810	1,398,852
AngloGold Ashanti Ltd. (Tanzania)(1)	75,301	1,399,093
Barrick Gold Corp. (Canada)	82,230	1,574,705
DRDGOLD Ltd. (South Africa)(1)	183,310	1,462,814
FMC Corp.	14,163	1,563,170
FutureFuel Corp.	208,988	1,630,106
Gerdau SA (Brazil)(1)	316,080	1,653,098
Gold Fields Ltd. (South Africa)(1)	143,876	1,525,086
Kirkland Lake Gold Ltd. (Canada)	36,784	1,385,653
LyondellBasell Industries NV Class A	17,322	1,675,557
Mosaic Co. (The)	39,332	1,571,313
Newmont Corp.	26,085	1,595,619
Nutrien Ltd. (Canada)	20,481	1,429,574
Pan American Silver Corp. (Canada)	61,239	1,327,049
POSCO (South Korea)(1)	25,372	1,434,533
Scotts Miracle-Gro Co. (The)	9,680	1,463,616
Southern Copper Corp. (Peru)	25,678	1,640,567
Steel Dynamics, Inc.	24,761	1,374,731
Ternium SA (Mexico)(1)	35,969	1,448,831
Tronox Holdings PLC Class A	66,232	1,503,466
Vale SA (Brazil)(1)	107,907	1,638,028
Valvoline, Inc.	42,592	1,402,981
Wheaton Precious Metals Corp. (Brazil)	36,377	1,466,721
Yamana Gold, Inc. (Canada)(2)	372,530	1,534,824
Total Materials		37,492,392

Real Estate - 31.0%
Agree Realty Corp.	22,315	1,458,955
Alexander & Baldwin, Inc.	62,360	1,431,162
Americold Realty Trust	47,687	1,356,695
AvalonBay Communities, Inc.	6,114	1,493,222
CareTrust REIT, Inc.	67,557	1,432,884
Community Healthcare Trust, Inc.	33,422	1,515,353
Cousins Properties, Inc.	38,720	1,493,043
Crown Castle International Corp.	7,642	1,394,741
CTO Realty Growth, Inc.(2)	25,983	1,522,344
CubeSmart	27,002	1,370,081
Digital Realty Trust, Inc.	8,865	1,322,924
Douglas Emmett, Inc.	45,853	1,431,531
Equity Residential	17,220	1,527,931
Essential Properties Realty Trust, Inc.	54,922	1,458,179
Essex Property Trust, Inc.	4,483	1,490,598
Four Corners Property Trust, Inc.	52,986	1,434,331
Getty Realty Corp.	48,910	1,451,160
Industrial Logistics Properties Trust	63,583	1,457,958
Kilroy Realty Corp.	22,926	1,467,264
Medical Properties Trust, Inc.	66,843	1,521,347
National Retail Properties, Inc.	33,116	1,469,688
National Storage Affiliates Trust	22,621	1,392,549
Piedmont Office Realty Trust, Inc. Class A	84,675	1,503,828
RE/MAX Holdings, Inc. Class A	49,725	1,479,816
Realty Income Corp.	22,009	1,527,645
SL Green Realty Corp.	21,239	1,540,252
STORE Capital Corp.	44,936	1,424,921
UDR, Inc.	25,881	1,471,076
VICI Properties, Inc.(2)	53,291	1,525,188
Total Real Estate		42,366,666

Utilities - 15.0%
Algonquin Power & Utilities Corp. (Canada)(2)	106,888	1,527,430
Alliant Energy Corp.	25,576	1,530,979
Avista Corp.	36,988	1,644,486
Cia Energetica de Minas Gerais (Brazil)(1)(2)	653,863	1,647,735
Cia Paranaense de Energia (Brazil)(1)	281,130	1,844,213
CMS Energy Corp.	23,945	1,541,579
Evergy, Inc.	22,825	1,482,712
Fortis, Inc. (Canada)(2)	32,097	1,525,570
Korea Electric Power Corp. (South Korea)(1)	172,000	1,491,240
NRG Energy, Inc.	36,173	1,444,388
Sempra Energy	11,820	1,633,051
WEC Energy Group, Inc.	16,099	1,562,247
Xcel Energy, Inc.	22,825	1,589,990
Total Utilities		20,465,620
Total Common Stocks
(Cost $128,997,050)		134,936,368
SECURITIES LENDING COLLATERAL - 4.1%
Money Market Fund - 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $5,640,892)	5,640,892	5,640,892

TOTAL INVESTMENTS - 102.8%
(Cost $134,637,942)		140,577,260
Liabilities in Excess of Other Assets - (2.8)%		(3,887,252)
Net Assets - 100.0%		$136,690,008

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2022 (unaudited)

(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,392,959; total market value of collateral held by the Fund was $7,546,702. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,905,810.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2022.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$134,936,368	$—	$—	$134,936,368
Money Market Fund	5,640,892	—	—	5,640,892
Total	$140,577,260	$—	$—	$140,577,260